Consolidated balance sheet - BRL (R$) R$ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	R$ 15,838,866	R$ 9,018,818
Marketable securities	7,734,686	12,971,547
Trade accounts receivable	6,129,481	9,132,860
Inventories	8,955,941	7,962,324
Recoverable taxes	962,181	929,001
Current Tax Assets Income Tax Related	525,979	180,618
Derivative financial instruments	1,363,240	1,006,427
Advances to suppliers	87,696	92,133
Other assets	977,159	889,232
Total current assets	42,575,229	42,182,960
Non-current assets
Marketable securities	317,098	391,964
Recoverable taxes	965,156	1,179,125
Deferred taxes	1,479,244	7,984,015
Derivative financial instruments	6,753,164	2,880,673
Advances to suppliers	2,682,250	2,503,537
Judicial deposits	576,227	487,993
Other assets	191,775	156,880
Biological assets	24,445,461	22,283,001
Investments accounted for using equity method	1,422,565	1,816,923
Property, plant and equipment	64,459,518	64,986,040
Right of use	5,341,832	5,180,691
Intangible	13,207,399	13,902,303
Total non-current assets	121,841,689	123,753,145
TOTAL ASSETS	164,416,918	165,936,105
Current liabilities
Trade accounts payable	5,428,821	6,033,285
Loans, financing and debentures	3,790,079	10,501,387
Lease liabilities	846,668	872,228
Derivative financial instruments	1,188,743	2,760,273
Taxes payable	184,302	245,353
Income taxes payable	239,249	118,362
Payroll and charges	1,062,163	1,232,971
Liabilities for assets acquisitions and subsidiaries	18,588	21,166
Dividends and interest on own capital payable	1,992	2,200,917
Advances from customers	168,785	145,200
Other liabilities	391,191	346,796
Total current liabilities	13,320,581	24,477,938
Non-current liabilities
Loans, financing and debentures	89,172,126	90,934,144
Lease liabilities	5,999,074	6,100,687
Derivative financial instruments	6,434,548	7,694,547
Liabilities for assets acquisitions and subsidiaries	78,213	99,324
Provision for judicial liabilities	2,818,263	2,926,750
Employee benefit plans	742,593	721,560
Deferred taxes		12,596
Share-based compensation plans	368,732	361,974
Provision for loss on investments	5,188
Advances from customers	74,715	74,715
Other liabilities	144,460	116,295
Total non-current liabilities	105,837,912	109,042,592
TOTAL LIABILITIES	119,158,493	133,520,530
Equity
Share capital	19,235,546	19,235,546
Capital reserves	69,181	60,226
Treasury shares	(1,511,146)	(1,339,197)
Profit reserves	12,978,898	12,978,898
Other reserves	944,961	1,348,796
Retained earnings	13,400,962
Controlling shareholders'	45,118,402	32,284,269
Non-controlling interest	140,023	131,306
Total equity	45,258,425	32,415,575
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	R$ 164,416,918	R$ 165,936,105